Securities Holding report 6-30-2000








Managers Sole
Name
Class
Cusip
Value
Shares
Voting Authority
Discretion
EMC Corp
com
268648102
9,941,556
129216
sole
129216
Cisco System
com
17275R102
9,591,962
150906
sole
150906
Corning
com
219350105
8,982,519
33284
sole
33284
Microsoft
com
594918104
8,841,120
110514
sole
110514
Intel
com
458140100
8,754,258
65483
sole
65483
Charles Schwab
com
808513105
7,655,841
227683
sole
227683
Adobe System
com
00724F101
7,654,700
58190
sole
58190
Nokia
com
654902204
7,446,929
149125
sole
149125
Medtronic
com
585055106
7,404,927
148656
sole
148656
Home Depot
com
437076102
6,710,901
134386
sole
134386
Phome.com
com
71920Q100
5,387,791
82730
sole
82730
Gillette
com
375766102
3,580,150
102473
sole
102473
General Electric
com
369604103
3,198,338
60346
sole
60346
America Online
com
02364J104
2,954,527
56010
sole
56010
JDS Uniphase
com
46612J101
2,697,786
22505
sole
22505
Veritas
com
923436109
2,474,250
21893
sole
21893
Broadcom
com
111320107
2,317,453
10585
sole
10585
Soletron
com
834182107
2,251,409
53765
sole
53765
Bank of America
com
60505104
2,067,655
48085
sole
48085
Merck
com
589331107
1,786,665
23317
sole
23317
Broadvision
com
111412102
1,779,199
35015
sole
35015
Qualcomm
com
747525103
1,585,800
26430
sole
26430
Ciena
com
171779101
1,456,848
8740
sole
8740
Agilent Tech
com
00846U101
1,304,637
17690
sole
17690
Sciquest
com
80908Q107
506,738
44305
sole
44305
Motorola
com
620076109
174,375
6000
sole
6000
Winston Hotels
com
97563A102
27,412
3655
sole
3655
Miller Herman
com
600544100
51,750
2000
sole
2000
Commercl Net Lse
com
202218103
23,100
2200
sole
2200



Total

118,581,209